Consolidated Statements of Shareholders' Equity ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Cumulative effect of initially CNY (¥)	Ordinary Shares Class A ordinary shares CNY (¥) shares	Ordinary Shares Class A ordinary shares USD ($) shares	Ordinary Shares Class B ordinary shares CNY (¥) shares	Ordinary Shares Class B ordinary shares USD ($) shares	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Statutory reserves CNY (¥)	Statutory reserves USD ($)	Retained earnings/(accumulated deficits) CNY (¥)	Retained earnings/(accumulated deficits) USD ($)	Retained earnings/(accumulated deficits) Cumulative effect of initially CNY (¥)	Accumulated other comprehensive income/(loss) CNY (¥)	Accumulated other comprehensive income/(loss) USD ($)	Noncontrolling interests CNY (¥)	Noncontrolling interests USD ($)	Noncontrolling interests Cumulative effect of initially CNY (¥)
Balance at Dec. 31, 2017	¥ 2,501,151		¥ (24)	¥ 17,180		¥ 22,053		¥ 1,587,575		¥ 81,237		¥ 229,250		¥ (24)	¥ 570,244		¥ (6,388)
Balance (in shares) at Dec. 31, 2017 | shares				260,001,486	260,001,486	317,325,360	317,325,360
Accounting Standards Update [Extensible List]	ASU 2014-09	ASU 2014-09
Share-based compensation	¥ 13,989							13,989
Issuance of ordinary shares upon settlement of share-based awards	3,331			¥ 307				3,024
Issuance of ordinary shares upon settlement of share-based awards (in shares) | shares				4,823,106	4,823,106
Appropriation to statutory reserves										6,383		(6,383)
Fair value changes of available-for-sale debt investments, net of tax	566,320														566,320
Foreign currency translation adjustment	51,794														51,794
Acquisition of a subsidiary	319,412																319,412
Net (loss)/income	(65,612)											(63,222)					(2,390)
Balance at Dec. 31, 2018	3,390,361			¥ 17,487		¥ 22,053		1,604,588		87,620		159,621			1,188,358		310,634
Balance (in shares) at Dec. 31, 2018 | shares				264,824,592	264,824,592	317,325,360	317,325,360
Share-based compensation	20,221							8,041									12,180
Issuance of ordinary shares upon settlement of share-based awards	511			¥ 12				499
Issuance of ordinary shares upon settlement of share-based awards (in shares) | shares				174,373	174,373
Appropriation to statutory reserves										963		(963)
Fair value changes of available-for-sale debt investments, net of tax	1,188,762														1,188,762
Reclassification adjustment for disposal of available-for-sale debt investments, net of tax	(1,008,795)														(1,008,795)
Foreign currency translation adjustment	37,483														37,483
Acquisition of a noncontrolling interest in a subsidiary	(125,889)							(1,644)									(124,245)
Acquisition of a subsidiary	18,522																18,522
Dividends declared and paid	(700,163)											(700,163)
Net (loss)/income	724,002											727,829					(3,827)
Balance at Dec. 31, 2019	¥ 3,545,015			¥ 17,499		¥ 22,053		1,611,484		88,583		186,324		¥ 2,051	1,405,808		213,264		¥ (2,051)
Balance (in shares) at Dec. 31, 2019 | shares				264,998,965	264,998,965	317,325,360	317,325,360
Accounting Standards Update [Extensible List]	ASU 2016-13	ASU 2016-13
Share-based compensation	¥ 9,383							9,096									287
Appropriation to statutory reserves										3,434		(3,434)
Fair value changes of available-for-sale debt investments, net of tax	(887,248)	$ (135,977)													(887,248)
Reclassification adjustment for disposal of available-for-sale debt investments, net of tax	(491,197)														(491,197)
Foreign currency translation adjustment	(55,577)	(8,517)													(55,577)
Capital contribution received from noncontrolling shareholders	1,600																1,600
Disposal of a subsidiary	(169,339)																(169,339)
Dividends declared and paid	(653,943)											(653,501)					(442)
Net (loss)/income	365,279	55,981										380,369					(15,090)
Balance at Dec. 31, 2020	¥ 1,663,973	$ 255,015		¥ 17,499	$ 2,682	¥ 22,053	$ 3,380	¥ 1,620,580	$ 248,365	¥ 92,017	$ 14,102	¥ (88,191)	$ (13,516)		¥ (28,214)	$ (4,324)	¥ 28,229	$ 4,326
Balance (in shares) at Dec. 31, 2020 | shares				264,998,965	264,998,965	317,325,360	317,325,360